Income Taxes (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation At Preferential Income Tax Rate	15.00%
Effective Income Tax Rate Reconciliation Preferential Tax Benefits	25.00%	15.00%	15.00%
Effective Income Tax Rate Reconciliation At Standard Enterprise Income Tax Rate	25.00%	15.00%	15.00%	15.00%